Non-financial Assets and Liabilities	9 Months Ended
Mar. 31, 2019
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities

6. Non-financial assets and liabilities

b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2018
Opening net book amount	134,453	1,898	427,779	22,220	586,350
Exchange differences	—	(3)	—	—	(3)
Amortization charge	—	(125)	—	(1,616)	(1,741)
Closing net book amount	134,453	1,770	427,779	20,604	584,606

As of June 30, 2018
Cost	134,453	2,749	489,698	23,999	650,899
Accumulated amortization	—	(979)	—	(3,395)	(4,374)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,770	427,779	20,604	584,606

Nine Months Ended March 31, 2019
Opening net book amount	134,453	1,770	427,779	20,604	584,606
Exchange differences	—	(3)	—	1	(2)
Amortization charge	—	(92)	—	(1,091)	(1,183)
Closing net book amount	134,453	1,675	427,779	19,514	583,421

As of March 31, 2019
Cost	134,453	2,727	489,698	23,999	650,877
Accumulated amortization	—	(1,052)	—	(4,485)	(5,537)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,675	427,779	19,514	583,421

During the nine months ended March 31, 2019, we elected to change the annual impairment testing date from the fourth quarter to the third quarter of each year to align with industry best practice. A full assessment was performed at March 31, 2019 and no impairment of the in-process research and development and goodwill was identified.

c.	Deferred tax balances

(i) Deferred tax balances

(in U.S. dollars, in thousands)	As of March 31, 2019	As of June 30, 2018
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	57,602	55,904
Other temporary differences	4,678	669
Total deferred tax assets	62,280	56,573

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	76,581	76,652
Total deferred tax liabilities	76,581	76,652
Net deferred tax liabilities	14,301	20,079

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	62,280	56,573

Deferred tax liabilities expected to be settled within 12 months	99	147
Deferred tax liabilities expected to be settled after 12 months	76,482	76,505

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of July 1, 2017	(74,660)	(3,566)	127,519	49,293
Reclassifications	1,473	—	—	1,473
Charged/(credited) to:
- profit or loss	17,283	2,897	(50,867)	(30,687)
As of June 30, 2018	(55,904)	(669)	76,652	20,079
Charged/(credited) to:
- profit or loss	(1,698)	(4,009)	(71)	(5,778)
As of March 31, 2019	(57,602)	(4,678)	76,581	14,301

(1)	Deferred tax assets are netted against deferred tax liabilities
a.	Deferred consideration

(in U.S. dollars, in thousands)	As of March 31, 2019	As of June 30, 2018
Opening balance	—	—
Up-front milestone receivable recognized during the period	20,000	—
Amount recognized as revenue in the period	(10,000)	—
Balance as of the end of the period	10,000	—

Deferred consideration represents the portion of the up-front technology access fee receivable from Tasly that has not been recognized as revenue.  In accordance with the Group’s accounting policy, revenue related to the licensing of intellectual property is only recognized to the extent that control has been transferred to the customer.  The deferred consideration amount will be recognized in revenue when and if control transfers to Tasly based on the Group’s decision regarding the exercise of the Group’s rights in the terms and conditions of the agreement.